Commitments and Contingencies (Details Textual) - USD ($)				1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 06, 2019	Sep. 30, 2017	Sep. 30, 2016	Aug. 20, 2007	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Commitments and Contingencies (Textual)
Rent expense		$ 3,200			$ 9,454	$ 95,500	$ 369,200
Lease expiration date					Jan. 01, 2019	Dec. 31, 2023
Gain on assignment of office lease							$ 101,597
Sublease rent			$ 2,350
Relinquished shares	303,392
Initial payment	$ 500,000
Unearned interest income					$ 48,900	$ 68,800
Annualized monthly rent amount					$ 7,500
Percentage of royalty net sales					12.00%
SettlementAgreement [Member] | December 31, 2019 [Member]
Commitments and Contingencies (Textual)
Subsequent payments	250,000
SettlementAgreement [Member] | September 30, 2019 [Member]
Commitments and Contingencies (Textual)
Subsequent payments	250,000
SettlementAgreement [Member] | June 30, 2019 [Member]
Commitments and Contingencies (Textual)
Subsequent payments	250,000
SettlementAgreement [Member] | March 31, 2019 [Member]
Commitments and Contingencies (Textual)
Subsequent payments	$ 250,000
Licensing Agreements [Member]
Commitments and Contingencies (Textual)
Lease term, description					Actinium will continue to license the furniture, fixtures, equipment and tenant improvements located in the office ("FFE") for a license fee of $7,529 per month until December 8, 2022. Actinium shall have at any time during the term of this agreement the right to purchase the FFE for $496,914, less any previously paid license fees. The license of FFE qualifies as a sales-type lease. At inception, the Company derecognized the underlying assets of $493,452, recognized discounted lease payments receivable of $397,049 using the discount rate of 8.38% and recognized loss on sales-type lease of fixed assets of $96,403.	A lease agreement with an initial monthly rent of $8,294. The lease contract periods are for 6 month periods. In November 2017 and May 2018, the Company renewed the lease for 6 month terms. The current lease expires on January 31, 2019, current monthly rent payments are $9,454.
Cost of license					$ 7,529
Lease expiration date					Dec. 08, 2022
Licensing Agreements [Member] | Wonpungt [Member]
Commitments and Contingencies (Textual)
Lease term, description				The terms of each licensing agreement will expire on the earlier of any time from 15 years to 20 years after licensing or on the date of commercial availability of a generic product to such licensed product in the licensed territory.
Upfront license fee				$ 1,500,000
Business acquisition, description				(A) royalty payments up to 2% on net sales of licensed products that are not sold by sublicensee and (B) on each and every sublicense earned royalty payment received by licensee from its sublicensee on sales of license product by sublicensee, the higher of (i) 20% of the royalties received by licensee; or (ii) up to 2% of net sales of sublicensee. The Company will also make milestone payments of up to $4 or $2 million, for the first commercial sale of product in the field that has a single active pharmaceutical ingredient, and for the first commercial sale of product in the field of product that has more than one active pharmaceutical ingredient, respectively. As of June 30, 2018, the Company has not generated any revenue related to this license agreement.